Pensions and other post retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£) plan	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	6.00%
US Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
UK Pensions
Disclosure of defined benefit plans [line items]
Payment upon credit rating trigger, percent of agencies	66.67%
Payment upon credit rating trigger, consecutive period	40 days
Maximum payment upon triggers	£ 500
National Grid UK Pension Scheme - Section A | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings		51.80%
Security agreement value	315
Payment upon credit rating trigger	72
National Grid UK Pension Scheme - Section B | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings		51.40%
Security agreement value	179
Payment upon credit rating trigger	65
National Grid UK Pension Scheme - Section B | UK Pensions | Time Period, 30 September 2017 - 30 September 2022
Disclosure of defined benefit plans [line items]
Contributions payable per year		£ 32
National Grid UK Pension Scheme - Section B | UK Pensions | Time Period, 30 September 2023
Disclosure of defined benefit plans [line items]
Contributions payable per year		£ 8
NGEG of ESPS | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings			40.70%
Security agreement value	£ 250
Notice period trigger	12 months
Maximum payment upon triggers	£ 500
NGEG of ESPS | UK Pensions | Time Period 2016/17 - 31 March 2027
Disclosure of defined benefit plans [line items]
Contributions payable per year			£ 48